BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2019
Disclosure of basis of preparation [Abstract]
BASIS OF PREPARATION
NOTE 2 – BASIS OF PREPARATION

The Company’s condensed consolidated interim financial statements as of June 30, 2019 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair statement of financial position, results of operations, and cash flows in conformity with International Financial Reporting Standards (“IFRS”). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2018 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.